Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds IV
Prospectus Date	rr_ProspectusDate	Aug. 10, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS IV

BlackRock Alternative Capital Strategies Fund

(the “Fund”)

Supplement dated November 30, 2018

to the Fund’s Summary Prospectuses, Prospectuses

and Statement of Additional Information (“SAI”), each dated August 10, 2018

Effective January 4, 2019, the Fund will change its name to BlackRock Systematic Multi-Strategy Fund. Accordingly, effective January 4, 2019, references to the Fund’s name in the Fund’s Summary Prospectuses, Prospectuses and SAI are changed to reflect the new Fund name.

BlackRock Alternative Capital Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS IV

BlackRock Alternative Capital Strategies Fund

(the “Fund”)

Supplement dated November 30, 2018

to the Fund’s Summary Prospectuses, Prospectuses

and Statement of Additional Information (“SAI”), each dated August 10, 2018

Effective January 4, 2019, the Fund will change its name to BlackRock Systematic Multi-Strategy Fund. Accordingly, effective January 4, 2019, references to the Fund’s name in the Fund’s Summary Prospectuses, Prospectuses and SAI are changed to reflect the new Fund name.